Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Schedule of property and equipment

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Office equipment	4,133	4,137	634
Leasehold improvements	2,695	797	122
	6,828	4,934	756
Less: accumulated depreciation	(5,722)	(4,209)	(645)
Property and equipment, net	1,106	725	111